PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		R$ 22,121,942
Ending balance		22,650,287	R$ 22,121,942
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,411,474	23,308,283
Additions		194,137	142,755
Business combination		582,238	4,508,809
Write-offs		(64,411)	(57,163)
Transfers	[1]	1,438,757	897,166
Exchange differences		(147,233)	23,266
Assets held for sale		(486,290)
Write-off by disposal of investment			(411,642)
Ending balance		29,928,672	28,411,474
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(6,289,532)	(5,526,785)
Additions		(1,093,503)	(983,154)
Write-offs		37,221	25,504
Transfers	[1]	57,929	(60)
Exchange differences		4,135	19,347
Assets held for sale		5,365
Write-off by disposal of investment			175,616
Ending balance		(7,278,385)	(6,289,532)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,460,072
Ending balance		1,391,974	1,460,072
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,460,072	1,132,817
Additions		4,731	10,031
Business combination			402,055
Write-offs
Transfers	[1]
Exchange differences		(42,012)	(21,909)
Assets held for sale		(30,817)
Write-off by disposal of investment			(62,922)
Ending balance		1,391,974	1,460,072
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Write-offs
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		18,246,781
Ending balance		18,820,566	18,246,781
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		22,899,744	19,616,524
Additions
Business combination			2,508,558
Write-offs		(62,272)	(57,723)
Transfers	[1]	1,460,012	837,788
Exchange differences
Assets held for sale
Write-off by disposal of investment			(5,403)
Ending balance		24,297,484	22,899,744
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,652,963)	(3,910,259)
Additions		(861,103)	(773,765)
Write-offs		37,148	25,658
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment			5,403
Ending balance		(5,476,918)	(4,652,963)
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		480,899
Ending balance		179,828	480,899
Licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		500,093	379,182
Additions			2,605
Business combination			436,594
Write-offs
Transfers	[1]	183,996	(1,911)
Exchange differences		(4,451)	771
Assets held for sale		(436,594)
Write-off by disposal of investment			(317,148)
Ending balance		243,044	500,093
Licenses [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(19,194)	(167,287)
Additions		(6,969)	(8,879)
Write-offs
Transfers	[1]	(37,209)
Exchange differences		156	(771)
Assets held for sale
Write-off by disposal of investment			157,743
Ending balance		(63,216)	(19,194)
Brands and patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		154,722
Ending balance		146,279	154,722
Brands and patents [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		163,923	66,640
Additions
Business combination			98,382
Write-offs
Transfers	[1]
Exchange differences		(8,443)	(1,099)
Assets held for sale
Write-off by disposal of investment
Ending balance		155,480	163,923
Brands and patents [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(9,201)	(9,201)
Additions
Write-offs
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance		(9,201)	(9,201)
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,657,490
Ending balance		1,342,391	1,657,490
Customer Relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,827,984	1,604,067
Additions		121,806	113,497
Business combination			1,062,832
Write-offs		(64)	(19)
Transfers	[1]	(219,318)	(6)
Exchange differences		(97,642)	47,613
Assets held for sale		(1,819)
Write-off by disposal of investment
Ending balance		2,630,947	2,827,984
Customer Relationships [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,170,494)	(1,028,608)
Additions		(196,995)	(164,843)
Write-offs		2	1
Transfers	[1]	75,265
Exchange differences		2,453	22,956
Assets held for sale		1,213
Write-off by disposal of investment
Ending balance		(1,288,556)	(1,170,494)
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		121,978
Ending balance		194,886	121,978
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		559,658	509,053
Additions		67,600	16,622
Business combination		7,875	388
Write-offs		(2,075)	(579)
Transfers	[1]	14,067	61,295
Exchange differences		5,315	(2,110)
Assets held for sale		(17,060)
Write-off by disposal of investment			(26,169)
Ending balance		635,380	559,658
Others [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(437,680)	(411,430)
Additions		(28,436)	(35,667)
Write-offs		71	155
Transfers	[1]	19,873	(60)
Exchange differences		1,526	(2,838)
Assets held for sale		4,152
Write-off by disposal of investment			12,470
Ending balance		(440,494)	(437,680)
Supply Agreement [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Ending balance		574,363
Supply Agreement [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Business combination		574,363
Write-offs
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance		574,363
Supply Agreement [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Write-offs
Transfers	[1]
Exchange differences
Assets held for sale
Write-off by disposal of investment
Ending balance

[1]	The number of transfers also includes a portion of R$103,084 of intangible assets that was reclassified to financial assets (R$35,057, year ended December 31, 2022).